SCHEDULE OF GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interim Period, Costs Not Allocable [Line Items]
Share-based payment	$ 0	$ 67	$ 20
General and administrative expenses	5,423	4,175	4,339
General and Administrative Expenses [Member]
Interim Period, Costs Not Allocable [Line Items]
Payroll and related expenses	2,219	1,733	1,815
Share-based payment	916	126	212
Professional services	1,667	1,593	1,635
Travel expenses	113	84	61
Rent and office maintenance	158	138	139
Depreciation	6	13	20
Marketing and others	344	488	457
General and administrative expenses	$ 5,423	$ 4,175	$ 4,339